Cambria ETF Trust
2321 Rosecrans Avenue, Suite 3225
El Segundo, California 90245

September 1, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Cambria ETF Trust (the “Registrant”) (File Nos. 333-180879 and 811-22704)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1. The form of Prospectus dated September 1, 2015 for the Registrant’s Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, and Cambria Global Asset Allocation ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 18 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on August 27, 2015 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Eric W. Richardson
Eric W. Richardson
President